LEASES (Narrative) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Presentation of leases for lessee [abstract]
Lease agreement monthly fee	$ 24,000
Additional extension period	5 years
Percentage Increase preceding lease payment amount	5.00%
Lease Period	3 years
Annual Lease fee	$ 275,000
Building maintenance charges	$ 8,000